UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2011 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers Special Equity Fund

Schedule of Portfolio Investments

September 30, 2011 (unaudited)

Security Description	Shares		Value
Common Stocks - 96.2%
Consumer Discretionary - 20.4%
Aeropostale, Inc.*	40,033		$432,757
American Public Education, Inc.*	7,307		248,438
America’s Car-Mart, Inc.*	38,797		1,125,889
Ameristar Casinos, Inc.	40,690		653,074
AnnTaylor Stores Corp.*	42,762		976,684
Ascena Retail Group, Inc.*	34,500		933,915
Biglari Holdings, Inc.*	1,097		325,140
BJ’s Restaurants, Inc.*	69,083		3,047,252
Bravo Brio Restaurant Group, Inc.*	67,490		1,123,034
Bridgepoint Education, Inc.*	12,138	[2]	211,687
Brunswick Corp.	14,551	[2]	204,296
Buckle, Inc., The	16,480	[2]	633,821
Carter’s, Inc.*	35,037		1,070,030
Cato Corp., The, Class A	22,000		496,320
Cheesecake Factory, Inc., The*	15,360	[2]	378,624
Children’s Place Retail Stores, Inc., The*	3,263		151,827
Coinstar, Inc.*	27,887	[2]	1,115,480
Collective Brands, Inc.*	2,294		29,730
Cracker Barrel Old Country Store, Inc.	14,839		594,747
Crocs, Inc.*	71,840		1,700,453
Dana Holding Corp.*	58,189		610,984
Deckers Outdoor Corp.*	10,644		992,659
Dick’s Sporting Goods, Inc.*	22,376		748,701
DineEquity, Inc.*	9,105		350,451
DSW, Inc.*	13,307		614,517
Eastman Kodak Co.*	4,241	[2]	3,308
Express, Inc.*	34,866		707,431
Finish Line, Inc., The, Class A	113,455		2,267,965
Global Sources, Ltd.*	33,670		227,946
Group 1 Automotive, Inc.	38,477		1,367,857
HSN, Inc.*	11,317		374,932
IMAX Corp.*	4,464		64,639
iRobot Corp.*	26,309	[2]	661,934
Jos. A. Bank Clothiers, Inc.*	19,477		908,213
K12, Inc.*	8,924		227,205
Lions Gate Entertainment Corp.*	106,120		732,228
Lululemon Athletica, Inc.*	10,653		518,268
Monro Muffler Brake, Inc.	20,479		675,193
Oxford Industries, Inc.	34,131		1,170,693
Panera Bread Co., Class A*	10,920		1,135,025

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Consumer Discretionary - 20.4% (continued)
Peet’s Coffee & Tea, Inc.*	14,180	[2]	$788,975
Penske Automotive Group, Inc.	37,090		593,440
Pier 1 Imports, Inc.*	261,040		2,552,971
Polaris Industries, Inc.	19,200		959,424
Pool Corp.	17,566		459,878
Saks, Inc.*	24,869	[2]	217,604
Sally Beauty Holdings, Inc.*	52,449		870,653
Select Comfort Corp.*	48,350		675,450
Shoe Carnival, Inc.*	59,280		1,399,008
Shutterfly, Inc.*	19,019		783,202
Sodastream International, Ltd.*	14,294	[2]	472,417
Sotheby’s	30,098		829,802
Steven Madden, Ltd.*	84,146		2,532,795
Strayer Education, Inc.	10,729		822,592
Teavana Holdings, Inc.*	5,681	[2]	115,552
Tempur-Pedic International, Inc.*	29,290		1,540,947
Tenneco Automotive, Inc.*	38,428		984,141
Tesla Motors, Inc.*	14,355	[2]	350,118
Tractor Supply Co.	251		15,700
True Religion Apparel, Inc.*	18,511		499,057
Tupperware Brands Corp.	16,830		904,444
Ulta Salon, Cosmetics & Fragrance, Inc.*	21,126		1,314,671
Under Armour, Inc., Class A*	10,557	[2]	701,090
Valassis Communications, Inc.*	28,480		533,715
Vitamin Shoppe, Inc.*	19,311		723,004
Warnaco Group, Inc., The*	32,460		1,496,081
Wolverine World Wide, Inc.	87,534		2,910,507
Total Consumer Discretionary			55,860,585
Consumer Staples - 4.2%
Cal-Maine Foods, Inc.	10,250		322,158
Coca-Cola Bottling Co. Consolidated	3,740		207,420
Diamond Foods, Inc.	14,330	[2]	1,143,391
Nu Skin Enterprises, Inc., Class A	39,197		1,588,262
PriceSmart, Inc.	17,670		1,101,194
Revlon, Inc., Class A*	38,610		475,675
Ruddick Corp.	19,646		765,998
Smart Balance, Inc.*	68,300		402,970
TreeHouse Foods, Inc.*	74,790		4,625,014
United Natural Foods, Inc.*	19,788		732,948
USANA Health Sciences, Inc.*	8,240	[2]	226,600
Total Consumer Staples			11,591,630

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Energy - 7.5%
Approach Resources, Inc.*	141,120	[2]	$2,397,629
Berry Petroleum Co., Class A	23,690		838,152
C&J Energy Services, Inc.*	31,006	[2]	509,739
Callon Petroleum Co.*	34,190		132,315
CARBO Ceramics, Inc.	13,355		1,369,288
Clayton Williams Energy, Inc.*	9,311		398,604
Cloud Peak Energy, Inc.*	5,600		94,920
Complete Production Services, Inc.*	28,099		529,666
CVR Energy, Inc.*	49,822		1,053,237
Dawson Geophysical Co.*	32,320		762,106
Golar LNG, Ltd.	21,062	[2]	669,350
Gulfmark Offshore, Inc., Class A*	5,220		189,695
Kodiak Oil & Gas Corp.*	179,590		935,664
Lufkin Industries, Inc.	16,940		901,377
Mitcham Industries, Inc.*	15,090		169,008
Oasis Petroleum, Inc.*	27,912		623,275
Rex Energy Corp.*	57,550		728,008
Rosetta Resources, Inc.*	102,272		3,499,749
RPC, Inc.	61,045	[2]	996,254
Stone Energy Corp.*	46,746		757,753
Superior Energy Services, Inc.*	58,440		1,533,466
Tesco Corp.*	32,810		380,596
W&T Offshore, Inc.	47,396		652,169
Western Refining, Inc.*	34,600		431,116
Total Energy			20,553,136
Financials - 8.0%
Advance America, Cash Advance Centers, Inc.	80,400		591,744
Altisource Portfolio Solutions S.A.*	28,532		1,009,747
Bank of the Ozarks, Inc.	15,399		322,301
Cardtronics, Inc.*	21,000		481,320
Cohen & Steers, Inc.	32,588	[2]	936,905
DFC Global Corp.*	19,605		428,369
eSpeed, Inc., Class A	26,540		160,036
EZCORP, Inc., Class A*	25,328		722,861
Financial Engines, Inc.*	51,640		935,200
GAMCO Investors, Inc., Class A	6,399		252,057
Highwoods Properties, Inc.	4,100		115,866
Home Bancshares, Inc.	114,049		2,420,120
MarketAxess Holdings, Inc.	119,223		3,102,183
Ocwen Financial Corp.*	43,976		580,923
Omega Healthcare Investors, Inc.	7,200		114,696
Prosperity Bancshares, Inc.	81,580		2,666,034

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Financials - 8.0% (continued)
Signature Bank*	52,922		$2,525,967
SVB Financial Group*	21,980		813,260
Texas Capital Bancshares, Inc.*	77,510		1,771,104
Washington Banking Co.	83,590		813,331
WisdomTree Investments, Inc.*	49,322	[2]	346,240
World Acceptance Corp.*	11,660		652,377
Total Financials			21,762,641
Health Care - 18.3%
Align Technology, Inc.*	22,785		345,648
Amarin Corp. PLC, Sponsored ADR*	88,943		818,276
Amedisys, Inc.*	629		9,322
AMERIGROUP Corp.*	31,290		1,220,623
Arqule, Inc.*	48,710		245,986
Array BioPharma, Inc.*	107,580		210,857
ArthroCare Corp.*	14,680		422,344
Astex Pharmaceuticals, Inc.*	48,770		93,638
athenahealth, Inc.*	17,327		1,031,823
AVEO Pharmaceuticals, Inc.*	10,640		163,750
BioMarin Pharmaceutical, Inc.*	28,009		892,647
Catalyst Health Solutions, Inc.*	64,105		3,698,218
Centene Corp.*	40,010		1,147,087
Cepheid*	54,804		2,128,039
Chemed Corp.	10,229		562,186
Codexis, Inc.*	26,600		121,562
Computer Programs & Systems, Inc.	42,290		2,797,484
CorVel Corp.*	43,825		1,862,562
Cubist Pharmaceuticals, Inc.*	39,047		1,379,140
DexCom, Inc.*	41,026		492,312
Endologix, Inc.*	161,588		1,622,344
Genomic Health, Inc.*	21,134		464,525
Halozyme Therapeutics, Inc.*	17,830		109,476
HealthSpring, Inc.*	7,242		264,043
HMS Holdings Corp.*	114,610		2,795,338
Human Genome Sciences, Inc.*	30,250		383,872
Impax Laboratories, Inc.*	72,276		1,294,463
Incyte Corp.*	57,374	[2]	801,515
Infinity Pharmaceuticals, Inc.*	20,000		141,000
Insulet Corp.*	25,008		381,622
Integra LifeSciences Holdings Corp.*	12,002		429,312
Invacare Corp.	4,665		107,482
IPC The Hospitalist Co., Inc.*	72,340		2,581,815
Jazz Pharmaceuticals, Inc.*	34,468		1,431,111

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Health Care - 18.3% (continued)
Kensey Nash Corp.*	16,140		$395,430
Ligand Pharmaceuticals, Inc.*	13,600		186,048
Luminex Corp.*	5,517		122,312
Medicis Pharmaceutical Corp., Class A	19,490		710,995
National Research Corp.	5,920		196,189
Neurocrine Biosciences, Inc.*	48,670		291,047
Novavax, Inc.*	123,950		199,560
NxStage Medical, Inc.*	29,386		612,992
Onyx Pharmaceuticals, Inc.*	10,071		302,231
Owens & Minor, Inc.	35,032		997,711
Par Pharmaceutical Co., Inc.*	19,210		511,370
Providence Service Corp.*	21,740		231,531
PSS World Medical, Inc.*	29,748		585,738
Quality Systems, Inc.	21,720	[2]	2,106,840
Questcor Pharmaceuticals, Inc.*	19,692		536,804
RTI Biologics, Inc.*	152,720		502,449
Spectrum Brands Holdings, Inc.*	13,700		104,531
Steris Corp.	23,737		694,782
SXC Health Solutions Corp.*	105,677		5,886,210
Targacept, Inc.*	8,080		121,200
Tornier, N.V.*	20,764	[2]	425,454
U.S. Physical Therapy, Inc.	14,040		260,021
Vanda Pharmaceuticals, Inc.*	35,190		174,190
Volcano Corp.*	25,256		748,335
WellCare Health Plans, Inc.*	18,953		719,835
Total Health Care			50,075,227
Industrials - 15.2%
Acacia Research Corp.*	103,456		3,723,382
Actuant Corp., Class A*	18,033		356,152
Acuity Brands, Inc.	29,050		1,046,962
Advisory Board Co., The*	22,944		1,480,576
Applied Industrial Technologies, Inc.	37,235		1,011,303
Avis Budget Group, Inc.*	32,391		313,221
Barnes Group, Inc.	14,303		275,333
BE Aerospace, Inc.*	82,200		2,721,642
Belden CDT, Inc.	15,891		409,829
Brink’s Co., The	32,042		746,899
Chart Industries, Inc.*	56,488		2,382,099
Clean Harbors, Inc.*	36,088		1,851,314
Colfax Corp.*	41,414	[2]	839,048
Consolidated Graphics, Inc.*	4,340		158,540

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Industrials - 15.2% (continued)
CoStar Group, Inc.*	11,166		$580,297
Cubic Corp.	13,790		538,775
Deluxe Corp.	42,389		788,435
EMCOR Group, Inc.*	9,040		183,783
Exponent, Inc.*	16,060		663,760
Genesee & Wyoming, Inc., Class A*	18,683		869,133
HEICO Corp.	8,023	[2]	395,053
Hexcel Corp.*	54,199		1,201,050
Higher One Holdings, Inc.*	43,494	[2]	707,647
HNI Corp.	14,910		285,228
Hub Group, Inc.*	47,775		1,350,599
Insperity, Inc.	20,590		458,128
Interface, Inc., Class A	25,241		299,358
Kaydon Corp.	16,320		468,058
Knoll, Inc.	31,836		436,153
Meritor, Inc.*	31,300		220,978
Middleby Corp., The*	10,475		738,068
MYR Group, Inc.*	31,484		555,378
NACCO Industries, Inc., Class A	6,986		442,912
Nordson Corp.	9,030		358,852
Old Dominion Freight Line, Inc.*	34,107		988,080
Polypore International, Inc.*	9,864		557,513
RBC Bearings, Inc.*	19,994		679,596
Robbins & Myers, Inc.	30,988		1,075,593
Sauer-Danfoss, Inc.*	7,821		226,027
Tredegar Corp.	21,780		322,997
Triumph Group, Inc.	73,570		3,585,802
Twin Disc, Inc.	20,120		536,600
United Rentals, Inc.*	30,897		520,305
Viad Corp.	21,632		367,311
Wabtec Corp.	27,795		1,469,522
Watsco, Inc.	19,012		971,513
Westport Innovations, Inc.*	34,457		996,841
Zipcar, Inc.*	13,302	[2]	239,436
Total Industrials			41,395,081
Information Technology - 19.4%
ACI Worldwide, Inc.*	20,400		561,816
Allot Communications, Ltd.*	153,320		1,494,870
Amkor Technology, Inc.*	8,354		36,423
Ancestry.com, Inc.*	18,737		440,320
Anixter International, Inc.	21,908		1,039,316

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Information Technology - 19.4% (continued)
Applied Micro Circuits Corp.*	10,005		$53,727
Ariba, Inc.*	88,972		2,465,414
Aruba Networks, Inc.*	129,318	[2]	2,704,039
Axcelis Technologies, Inc.*	220,150		264,180
Bankrate, Inc.*	56,689		862,240
BroadSoft, Inc.*	18,469	[2]	560,534
CACI International, Inc., Class A*	21,554		1,076,407
Carbonite, Inc.*	12,434	[2]	149,705
Cavium, Inc.*	28,298		764,329
Ceva, Inc.*	69,230		1,682,981
Cognex Corp.	21,033		570,205
CommVault Systems, Inc.*	26,488		981,645
Concur Technologies, Inc.*	4,572		170,170
Cornerstone OnDemand, Inc.*	25,860	[2]	324,284
Echelon Corp.*	75,421		528,701
Fair Isaac Corp.	23,180		506,019
FARO Technologies, Inc.*	26,026		821,120
Fortinet, Inc.*	9,619		161,599
Fusion-io, Inc.*	28,228	[2]	536,332
GT Advanced Technologies, Inc.*	51,018	[2]	358,146
Inphi Corp.*	148,615		1,303,354
IPG Photonics Corp.*	23,876		1,037,173
Lattice Semiconductor Corp.*	129,570		680,242
Liquidity Services, Inc.*	24,717		792,674
LivePerson, Inc.*	45,177		449,511
Manhattan Associates, Inc.*	34,027		1,125,613
MAXIMUS, Inc.	76,930		2,684,858
Maxwell Technologies, Inc.*	41,936		772,042
MercadoLibre, Inc.	7,090		381,088
MicroStrategy, Inc.*	5,343		609,476
MoneyGram International, Inc.*	153,120		356,770
Monotype Imaging Holdings, Inc.*	12,510		151,746
Net 1 UEPS Technologies, Inc.*	26,140		169,910
Netgear, Inc.*	20,102		520,441
NetSuite, Inc.*	38,032		1,027,244
Newport Corp.*	45,817		495,282
OPNET Technologies, Inc.	58,610		2,046,075
Parametric Technology Corp.*	51,438		791,116
Plantronics, Inc.	17,770		505,556
Progress Software Corp.*	29,339		514,899
Quest Software, Inc.*	36,875		585,575
Responsys, Inc.*	43,562		469,598

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Information Technology - 19.4% (continued)
RF Micro Devices, Inc.*	69,620		$441,391
RightNow Technologies, Inc.*	57,920		1,914,256
ServiceSource International, Inc.*	45,092	[2]	595,665
SolarWinds, Inc.*	33,798		744,232
Sourcefire, Inc.*	113,251	[2]	3,030,597
SS&C Technologies Holdings, Inc.*	35,646		509,381
SuccessFactors, Inc.*	12,159		279,535
Synchronoss Technologies, Inc.*	141,610		3,527,506
Take-Two Interactive Software, Inc.*	18,765		238,691
TeleNav, Inc.*	31,140		276,212
TeleTech Holdings, Inc.*	32,300		492,252
TIBCO Software, Inc.*	31,000		694,090
Unisys Corp.*	37,106		582,193
Universal Display Corp.*	15,098		723,798
ValueClick, Inc.*	52,825		821,957
Veeco Instruments, Inc.*	32,418	[2]	790,999
Vocus, Inc.*	15,073		252,623
Websense, Inc.*	23,801		411,757
Total Information Technology			52,911,900
Materials - 2.9%
Buckeye Technologies, Inc.	3,349		80,744
Coeur d’Alene Mines Corp.*	20,600		441,664
Koppers Holdings, Inc.	15,362		393,421
Kraton Performance Polymers, Inc.*	49,920		807,706
LSB Industries, Inc.*	18,392		527,299
Materion Corp.*	19,975		453,033
Minerals Technologies, Inc.	10,330		508,959
NewMarket Corp.	9,061		1,376,094
PolyOne Corp.	18,440		197,492
Rockwood Holdings, Inc.*	43,896		1,478,857
TPC Group, Inc.*	45,130		906,210
Worthington Industries, Inc.	47,082		657,736
Total Materials			7,829,215
Telecommunication Services - 0.3%
Leap Wireless International, Inc.*	33,631		232,054
Vonage Holdings Corp.*	191,170		497,042
Total Telecommunication Services			729,096
Total Common Stocks (cost $270,414,865)			262,708,511

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Short-Term Investments - 11.5%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,7]	2,499,559	$1,999,647
BNY Mellon Overnight Government Fund, 0.08%[7]	20,465,359	20,465,359
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	9,039,031	9,039,031
Total Short-Term Investments (cost $32,003,949)		31,504,037
Total Investments - 107.7% (cost $302,418,814)		294,212,548
Other Assets, less Liabilities - (7.7)%		(523,449)
Net Assets - 100.0%		$293,689,099

Managers International Equity Fund

Schedule of Portfolio Investments

September 30, 2011 (unaudited)

Security Description	Shares	Value
Common Stocks - 92.0%
Consumer Discretionary - 12.0%
adidas-Salomon AG (Germany)	6,293	$382,966
Bridgestone Corp. (Japan)	33,800	766,911
Compagnie Financiere Richemont SA (Switzerland)	7,156	318,767
Compass Group PLC (United Kingdom)	45,575	367,683
Cyrela Brazil Realty, S.A. (Brazil)	22,200	137,551
Daimler AG (Germany)	8,623	383,502
Esprit Holdings, Ltd. (Hong Kong)	61,647	74,660
GKN PLC (United Kingdom)	213,563	579,877
Magna International, Inc. (Canada)	9,500	314,128
Mazda Motor (Japan)*	121,000	244,753
New World Department Store China, Ltd. (Hong Kong)	14,000	7,789
Nissan Motor Co., Ltd. (Japan)	63,200	559,196
Parkson Retail Group, Ltd. (China)	30,500	36,870
Pearson PLC (United Kingdom)	42,812	755,167
Persimmon PLC (United Kingdom)	41,547	292,351
Renault SA (France)	14,700	486,914
Sekisui House, Ltd. (Japan)	42,000	393,554
SES SA (Luxembourg)	20,569	500,553
Sharp Corp. (Japan)	56,000	470,468
SJM Holdings, Ltd. (Hong Kong)	192,000	339,185
Sony Corp. (Japan)	28,700	549,375
Sumitomo Rubber Industries, Ltd. (Japan)	17,300	221,205
Toyota Motor Corp. (Japan)	17,200	589,602
Vivendi Universal SA (France)	13,250	269,768
Total Consumer Discretionary		9,042,795
Consumer Staples - 6.8%
Asahi Breweries, Ltd. (Japan)	13,200	279,700
British American Tobacco PLC (United Kingdom)	8,171	345,024
Groupe Danone SA (France)	5,771	354,761
Heineken N.V. (Netherlands)	8,344	374,938
Henkel AG & Co., KGaA (Germany)	6,363	338,333
Japan Tobacco, Inc. (Japan)	133	622,115
Metro AG (Germany)	3,148	133,628
Nestle SA, Registered (Switzerland)	16,348	900,002
SABMiller PLC (United Kingdom)	7,662	250,004
Seven & i Holdings Co., Ltd. (Japan)	12,500	350,376
Tate & Lyle PLC (United Kingdom)	35,352	342,791
Tingyi Cayman Islands Holding Corp. (China)	8,000	19,610
Unilever PLC (United Kingdom)	11,700	366,494
Uni-President Enterprises Corp. (Taiwan)	136,788	175,464
X5 Retail Group, N.V., GDR (Russia) (a)*	9,200	253,000
Total Consumer Staples		5,106,240

Managers International Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Energy - 8.9%
BP PLC (United Kingdom)	196,800		$1,179,954
Canadian Natural Resources, Ltd. (Canada)	11,400		334,744
Cenovus Energy, Inc. (Canada)	12,868	[2]	396,268
China Shenhua Energy Co., Ltd. (China)	110,000		431,316
EnCana Corp. (Canada)	6,768	[2]	130,271
Gazprom OAO, Sponsored ADR (Russia)*	77,639		743,219
INPEX Corp. (Japan)	68		417,595
Lukoil OAO, Sponsored ADR (Russia)	3,688		185,877
Nexen, Inc. (Canada)	21,830	[2]	339,564
Petrofac, Ltd. (United Kingdom)	22,583		417,727
Petroleo Brasileiro, S.A., ADR (Brazil)	14,325		296,814
Petroleo Brasileiro, S.A., Sponsored ADR (Brazil)	6,500		145,925
Royal Dutch Shell PLC, Class A (Netherlands)	3,833		118,199
Royal Dutch Shell PLC, Class B (Netherlands)	24,820		772,270
Suncor Energy, Inc. (Canada)	11,300		288,566
Technip-Coflexip, ADR (France)	4,584		367,256
Woodside Petroleum, Ltd. (Australia)	6,100		189,000
Total Energy			6,754,565
Financials - 20.9%
Aegon (Netherlands)*	75,100		304,408
AIA Group, Ltd. (Hong Kong)*	238,400		675,136
Allianz SE (Germany)	6,400		599,866
Banco do Brasil, S.A. (Brazil)	18,600		240,779
Banco Santander Brasil, S.A. (Brazil)	21,600		160,026
Bank of East Asia, Ltd. (Hong Kong)	30,490	[2]	93,643
Bank of Yokohama, Ltd., The (Japan)	80,000		401,176
BNP Paribas SA (France)	13,738		541,587
CapitaLand, Ltd. (Singapore)	120,500		224,830
CapitaMalls Asia, Ltd. (Singapore)	69,000		63,587
Cathay Financial Holding Co., Ltd. (Taiwan)	115,783		131,186
China Life Insurance Co., Ltd. (China)	34,000		80,424
China Overseas Land & Investment, Ltd. (Hong Kong)	334,189		477,315
Chinatrust Financial Holding Co., Ltd. (Taiwan)	235,840		138,049
Chuo Mitsui Trust Holdings, Inc. (Japan)	31,760		105,122
Dai-ichi Mutual Life Insurance Co., The (Japan)	110		113,702
Daiwa House Industry Co., Ltd. (Japan)	17,000		217,674
Daiwa Securities Group, Inc. (Japan)	16,000		59,748
DBS Group Holdings, Ltd. (Singapore)	33,500		300,396
Deutsche Boerse AG (Germany)*	915	[2]	46,277
DnB Holding ASA (Norway)	32,000		318,917

Managers International Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Financials - 24.9% (continued)
Hana Financial Group, Inc. (South Korea)	4,400		$127,937
Hang Lung Properties, Ltd. (Hong Kong)	29,000		86,284
HDFC Bank, Ltd. (India)	22,575		213,553
Henderson Land Development Co., Ltd. (Hong Kong)	61,000		273,865
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	35,900		520,760
HSBC Holdings PLC (United Kingdom)	95,783		733,633
Industrial and Commercial Bank of China, Ltd., Class H (China)	127,915		61,769
ING Groep N.V. (Netherlands)*	136,251		961,093
Itau Unibanco Holding, S.A. (Brazil)	16,063		248,175
Kasikornbank PCL (Thailand)	62,800		238,435
KB Financial Group, Inc. (South Korea)	6,725		222,208
KBC Bank & Insurance Group, Inc. (Belgium)	10,400		239,936
Lloyds TSB Group PLC (United Kingdom)*	662,800		355,829
Mitsubishi Estate Co., Ltd. (Japan)	34,000		551,501
Mitsubishi Tokyo Financial Group, Inc. (Japan)	171,300		786,207
Mitsui Fudosan Co., Ltd. (Japan)	13,000		205,364
Muenchener Rueckversicherungs AG (Germany)	3,800		471,947
National Australia Bank, Ltd. (Australia)	24,800		526,785
Nomura Holdings, Inc. (Japan)	41,100		149,888
Oversea-Chinese Banking Corp., Ltd. (Singapore)	66,000		406,771
Prudential PLC (United Kingdom)	93,413		802,238
Societe Generale (France)	23,695		620,281
Standard Chartered PLC (United Kingdom)	16,035		319,915
Sumitomo Mitsui Financial Group, Inc. (Japan)	10,200		287,391
Sumitomo Realty & Development Co., Ltd. (Japan)	11,000		211,454
Sun Hung Kai Properties, Ltd. (Hong Kong)	26,000		298,272
T&D Holdings, Inc. (Japan)	11,200		105,521
Turkiye Is Bankasi A.S. (Isbank) (Turkey)	83,100		213,472
Zurich Financial Services AG (Switzerland)	1,197		249,340
Total Financials			15,783,672
Health Care - 8.2%
Actelion, Ltd. (Switzerland)	6,531		216,971
AstraZeneca PLC (United Kingdom)	25,500		1,131,681
Fresenius Medical Care AG (Germany)	5,277		357,986
GlaxoSmithKline PLC (United Kingdom)	52,289		1,078,992
Mindray Medical International, Ltd., Sponsored ADR (China)*	10,200	[2]	240,821
Novartis AG (Switzerland)	30,996		1,731,488
Roche Holding AG (Switzerland)	3,500		565,292
Sanofi-Aventis SA (France)	10,617		698,350
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	4,400		163,768
Total Health Care			6,185,349

Managers International Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Industrials - 10.0%
ABB, Ltd. (Switzerland)	25,367		$433,925
ABB, Ltd., ADR (Switzerland)	22,630		387,768
Asahi Glass Co., Ltd. (Japan)	44,000		429,582
Atlas Copco AB (Sweden)	18,560		328,521
BAE Systems PLC (United Kingdom)	33,400		137,948
Bouygues (France)	17,300	[2]	572,307
China Merchants Holdings International Co., Ltd. (Hong Kong)	106,000		284,209
Daikin Industries, Ltd. (Japan)	10,600		303,609
FANUC, Ltd. (Japan)	4,500		619,857
Far Eastern New Century Corp. (Taiwan)	123,928		126,421
Kajima Corp. (Japan)	26,000	[2]	85,333
Mitsubishi Corp. (Japan)	13,600		276,891
Mitsubishi Heavy Industries., Ltd. (Japan)	59,700		251,791
Mitsui & Co., Ltd. (Japan)	29,400		425,867
Safran SA (France)	9,528		291,470
Schneider Electric SA (France)	8,654		463,122
Serco Group PLC (United Kingdom)	42,310		334,712
Shimizu Corp. (Japan)	20,000		87,785
Siemens AG (Germany)	8,782		790,117
Sumitomo Electric Industries, Ltd. (Japan)	41,000		481,520
Tostem Inax Holding Corp. (Japan)	8,500		237,956
Yamato Transport Co., Ltd. (Japan)	11,000		200,544
Total Industrials			7,551,255
Information Technology - 6.0%
Advanced Semiconductor Engineering, Inc. (Taiwan)	268,464		228,898
AU Optronics Corp., Sponsored ADR (Taiwan)	68,053		269,490
Autonomy Corp. PLC (United Kingdom)*	5,447		215,511
Check Point Software Technologies, Ltd. (Israel)*	6,200		327,112
Companhia Brasileira de Meios de Pagamentos (Brazil)	3,920		86,312
Ericsson (LM), Class B (Sweden)	33,370		320,419
Fujitsu, Ltd. (Japan)	64,000		301,814
Gemalto N.V. (Netherlands)	10,392		494,172
LG Display Co., Ltd. (South Korea)	21,000		342,497
Redecard, S.A. (Brazil)	8,600		115,764
Samsung Electronics Co., Ltd. (South Korea)	850		593,518
Samsung Electronics Co., Ltd., Reg S, GDR (South Korea)	1,108		388,345
SAP AG (Germany)	5,170		263,061
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	31,420		359,131
Toshiba Corp. (Japan)	63,000		257,005
Total Information Technology			4,563,049

Managers International Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Materials - 10.6%
Air Liquide SA (France)	6,978		$819,292
Anglo American PLC (United Kingdom)	9,663		332,515
Barrick Gold Corp. (Canada)	8,286		388,325
Gold Fields, Ltd. (South Africa)	20,263		310,371
Goldcorp, Inc. (Canada)	12,800		587,171
Impala Platinum Holdings, Ltd. (South Africa)	5,700	[2]	115,140
Incitec Pivot, Ltd. (Australia)	74,930		232,154
JFE Holdings, Inc. (Japan)	16,400		331,054
Johnson Matthey PLC (United Kingdom)	11,089		271,998
Kinross Gold Corp. (Canada)	24,881		367,741
Newcrest Mining, Ltd. (Australia)	12,111		399,192
Rio Tinto PLC (United Kingdom)	16,400		727,310
Syngenta AG (Switzerland)	2,411		626,542
Taiwan Fertilizer Co., Ltd. (Taiwan)	60,900		147,476
Tata Steel, Ltd., Reg S, GDR (India)	13,400		113,789
ThyssenKrupp AG (Germany)	21,213		521,232
Toray Industries, Inc. (Japan)	50,700	[2]	355,059
Vale, S.A., ADR (Brazil)	26,500		556,500
Xstrata PLC (Switzerland)	32,380		408,886
Yamana Gold, Inc. (Canada)	26,559	[2]	364,461
Total Materials			7,976,208
Telecommunication Services - 5.7%
Bharti Tele-Ventures, Ltd. (India)	13,614		104,582
Nippon Telegraph & Telephone Corp. (Japan)	18,000		862,347
NTT DoCoMo, Inc. (Japan)	313		570,301
Telecom Italia S.p.A. (Italy)	351,300		381,690
Telecom Italia S.p.A., RSP (Italy)	349,200		339,606
Tim Participacoes, S.A., ADR (Brazil)	14,761	[2]	347,769
Vodafone Group PLC (United Kingdom)	658,460		1,697,041
Total Telecommunication Services			4,303,336
Utilities - 2.9%
E.ON AG (Germany)	26,900		583,622
Eletricidade de Portugal, S.A. (Portugal)	94,300		290,442
Gas Natural SDG, S.A. (Spain)	21,700		369,010
Hong Kong and China Gas Co., Ltd., The (Hong Kong)	230,470		518,768
National Grid PLC (United Kingdom)	40,116		397,631
Total Utilities			2,159,473
Total Common Stocks (cost $78,863,281)			69,425,942

Managers International Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Other Investment Companies - 1.2%
SPDR Gold Shares (United States)* (cost $441,409)	5,500	[2]	$869,440
Participatory Notes - 0.2%
Credit Suisse, Hindalco Industries, Ltd. P-Note (United States) (cost $175,337)	45,100		120,823
Short-Term Investments - 8.2%[1]
BNY Institutional Cash Reserve Fund, Series B* [3,7]	104,356		83,485
BNY Mellon Overnight Government Fund, 0.08%[7]	3,646,303		3,646,303
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.05%	2,439,771		2,439,771
Total Short-Term Investments (cost $6,190,430)			6,169,559
Total Investments - 101.5% (cost $85,670,457)			76,585,764
Other Assets, less Liabilities - (1.5)%			(1,096,716)
Net Assets - 100.0%			$75,489,048

Managers Emerging Markets Equity Fund

Schedule of Portfolio Investments

September 30, 2011 (unaudited)

Security Description	Shares		Value
Common Stocks - 93.8%
Consumer Discretionary - 12.3%
Astra International Tbk PT (Indonesia)	23,500		$167,990
Belle International Holdings, Ltd. (Hong Kong)	266,000		458,582
Cheil Communications, Inc. (South Korea)	11,520		180,485
Corporation Geo, S.A.B. de C.V., Series B (Mexico)*	17,139		22,158
Ctrip.com International, Ltd. (China)*	7,400		237,984
Cyfrowy Polsat SA (Poland)	15,124		67,896
Dongfeng Motor Group Co., Ltd. (China)	134,000		181,663
Far Eastern Department Stores, Ltd. (Taiwan)	74,680		97,133
Genting Malaysia Berhad (Malaysia)	174,100		492,383
GOME Electrical Appliances Holdings, Ltd. (China)	750,000		172,510
Hero Honda Motors, Ltd. (India)	8,734		345,759
Hyundai Mobis Co., Ltd. (South Korea)	1,134		321,190
Hyundai Motor Co. (South Korea)	5,083		888,599
Imperial Holdings, Ltd. (South Africa)	6,311		82,036
Kia Motors Corp. (South Korea)	4,806		286,592
Kroton Educacional, S.A. (Brazil)*	23,600		226,304
Lojas Renner, S.A. (Brazil)	5,000		133,972
Mahindra & Mahindra, Ltd. (India)	6,157		100,574
MGM China Holdings, Ltd. (Macau)*	167,200		221,576
Naspers, Ltd. (South Africa)	3,064		132,320
Parkson Retail Group, Ltd. (China)	85,500		103,357
PDG Realty S.A. Empreendimentos e Participacoes (Brazil)	114,641		369,485
Urbi Desarrollos Urbanos, S.A.B. de C.V. (Mexico)*	91,530		123,352
Total Consumer Discretionary			5,413,900
Consumer Staples - 5.9%
Anadolu Efes Biracilik ve Malt Sanayii A.S. (Turkey)	27,627		318,866
BRF - Brasil Foods, S.A., ADR (Brazil)	4,800		84,144
Companhia de Bebidas das Americas, PR ADR (Brazil)	6,000		183,900
CP All PCL (Thailand)	105,000		161,179
E-Mart Co., Ltd. (South Korea)*	415		104,979
Fomento Economico Mexicano, S.A.B. de C.V. (Mexico)	15,471		100,400
Grupo Bimbo, S.A.B. de C.V., Class A (Mexico)	14,329		26,450
Hengan International Group Co. (China)	39,500	[2]	315,466
Indofood Sukses Makmur Tbk PT (Indonesia)	169,500		96,334
LG Household & Health Care, Ltd. (South Korea)	723		325,007
Olam International, Inc. (Singapore)	178,000		303,322
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Indonesia)	244,500		56,377
Shinsegae Co., Ltd. (South Korea)	350		80,850
Tingyi Cayman Islands Holding Corp. (China)	48,000		117,661
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	87,817		201,362
X5 Retail Group, N.V., GDR (Russia)*	4,518		124,245
Total Consumer Staples			2,600,542

Managers Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Energy - 14.4%
Banpu PCL, NVDR (Thailand)	15,400		$257,995
China Petroleum and Chemical Corp., Class H (China)	226,000		217,346
China Shenhua Energy Co., Ltd. (China)	70,500		276,434
China Suntien Green Energy Corp., Ltd. (China)	106,000		19,436
CNOOC, Ltd. (Hong Kong)	269,790		433,794
Gazprom OAO, ADR (Russia)*	100,336	[2]	960,492
Lukoil OAO, Sponsored ADR (Russia)	11,150		561,966
MOL Magyar Olaj-es Gazipari NyRt. (Hungary)*	1,314		88,737
NovaTek OAO, Sponsored GDR (Russia)	2,683		308,031
OGX Petroleo e Gas Participacoes, S.A. (Brazil)*	50,700		312,519
Oil & Natural Gas Corp., Ltd. (India)	46,942		254,187
PetroChina Co., Ltd. (China)	120,000		145,356
Petroleo Brasileiro, S.A. (Brazil)	12,000		133,067
Petroleo Brasileiro, S.A., ADR (Brazil)	11,365		235,483
Petroleo Brasileiro, S.A., Sponsored ADR (Brazil)	21,127		474,301
PTT PCL, NVDR (Thailand)	41,700		346,481
QGEP Participacoes, S.A. (Brazil)	21,400		174,136
Rosneft Oil Co. OAO, GDR (Russia)(a)*	33,966		200,481
Rosneft Oil Co. OAO, GDR (Russia)	13,900		80,754
Sasol, Ltd. (South Africa)	3,721		152,604
SK Energy Co., Ltd. (South Korea)	1,412		165,206
Tupras Turkiye Petrol Rafine (Turkey)	16,577		339,893
Ultrapar Participacoes, S.A. (Brazil)	7,152		112,781
Ultrapar Participacoes, S.A., ADR (Brazil)	3,300		52,239
Total Energy			6,303,719
Financials - 19.8%
ABSA Group, Ltd. (South Africa)	20,796		344,694
Banco Bradesco, S.A., ADR (Brazil)	22,821		337,523
Bangkok Bank PCL (Thailand)	57,600		272,391
Bank of China, Ltd., Class H (China)	800		247
BR Malls Participacoes, S.A. (Brazil)	11,300		113,225
BR Properties, S.A. (Brazil)	45,000		405,664
Bumiputra-Commerce Holdings Berhad (Malaysia)	52,500		113,779
Cathay Financial Holding Co., Ltd. (Taiwan)	1,380		1,564
China Construction Bank Corp. (China)	711,907		430,587
China Overseas Land & Investment, Ltd. (Hong Kong)	148,000		211,385
China Pacific Insurance (Group) Co., Ltd. (China)	25,000		72,051
Chinatrust Financial Holding Co., Ltd. (Taiwan)	308,523		180,594
Commercial International Bank (Egypt)	4,742		18,220
Compartamos, S.A.B de C.V. (Mexico)	69,700		94,234
Credicorp, Ltd. (Peru)	761		70,164
DGB Financial Group, Inc. (South Korea)*	10,850		128,481

Managers Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Financials - 19.8% (continued)
EFG-Hermes (Egypt)*	31,172		$86,931
FirstRand, Ltd. (South Africa)	35,541		85,912
Franshion Properties China, Ltd. (Hong Kong)	190,000		29,649
Grupo Financiero Banorte, S.A.B. de C.V. (Mexico)	19,800		58,521
Grupo Financiero Galicia, S.A., ADR (Argentina)	13,800	[2]	114,264
Halyk Savings Bank of Kazakhstan, GDR (Kazakhstan)*	7,782	[2]	48,256
Hana Financial Group, Inc. (South Korea)	18,790		546,348
HDFC Bank, Ltd. (India)	35,101		332,046
ICICI Bank, Ltd., Sponsored ADR (India)	4,600		159,712
Industrial and Commercial Bank of China, Ltd., Class H (China)	1,367,556		660,380
Infrastructure Development Finance Co., Ltd. (India)	123,973		278,429
Itau Unibanco Holding, S.A. (Brazil)	6,696		103,454
Itau Unibanco Holding, S.A., ADR (Brazil)	41,054		637,159
Kasikornbank PCL, NVDR (Thailand)	75,800		282,669
OTP Bank NyRt. (Hungary)	273		4,017
Ping An Insurance (Group) Co. of China, Ltd. (China)	53,383		298,481
PKO Bank Polski (Poland)	8,105		79,861
Powszechny Zaklad Ubezpieczen SA (Poland)	2,108		198,677
PT Bank Mandiri (Indonesia)	543,906		384,537
PT Bank Rakyat Indonesia (Indonesia)	271,000		177,442
Public Bank Berhad (Malaysia)	42,569		162,040
Public Bank Berhad, Foreign Market (Malaysia)	10,900		41,980
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	1,210		219,446
Shinhan Financial Group Co., Ltd. (South Korea)	5,259		183,364
Siam Commercial Bank PCL (Thailand)	86,700		293,258
Turkiye Garanti Bankasi A.S. (Turkey)	31,421		121,593
Turkiye Halk Bankasi A.S. (Turkey)	13,902		99,217
Turkiye Is Bankasi A.S. (Isbank) (Turkey)	1		2
VTB Bank, GDR (Russia)	45,817		187,738
Total Financials			8,670,186
Health Care - 0.5%
Dr. Reddy’s Laboratories, Ltd., ADR (India)	4,530		136,346
Richter Gedeon Rt (Hungary)	627		85,601
Total Health Care			221,947
Industrials - 5.3%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. (China)	26,100		29,166
China Shipping Development Co., Ltd. (China)	546,000		347,161
Companhia de Concessoes Rodoviarias (Brazil)	8,462		218,138
Copa Holdings, S.A., Class A (Panama)	5,000		306,350
Globaltrans Investment PLC, GDR (Russia)*	5,723		77,765
GS Engineering & Construction Corp. (South Korea)	1,388		112,596
Hyundai Heavy Industries Co., Ltd. (South Korea)	263		61,060

Managers Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Industrials - 5.3% (continued)
Industries Qatar Q.S.C. (Qatar)	4,686		$157,621
Iochpe-Maxion, S.A. (Brazil)	6,200		61,629
Larsen & Toubro, Ltd. (India)	12,931		356,380
Murray & Roberts Holdings, Ltd. (South Africa)*	9,808		31,461
Orascom Construction Industries, GDR (Egypt)	500		17,375
Samsung Heavy Industries Co., Ltd. (South Korea)	11,491		263,021
Sime Darby Berhad (Malaysia)	72,500		190,468
SM Investments Corp. (Philippines)	1		12
TAV Havalimanlari Holding A.S. (Turkey)*	15,897		62,706
Weichai Power Co., Ltd. (China)	7,000		31,803
Total Industrials			2,324,712
Information Technology - 14.2%
Asustek Computer, Inc. (Taiwan)	15,873		118,291
Asustek Computer, Inc., GDR (Taiwan)	2		95
Baidu.com, Inc. (China)*	3,000		320,729
Daum Communications Corp. (South Korea)	386		46,287
Hon Hai Precision Industry Co., Ltd. (Taiwan)	107,295		239,099
Hon Hai Precision Industry Co., Ltd., ADR (Taiwan)*	23		104
Infosys Technologies, Ltd. (India)	2,112		108,532
Infosys Technologies, Ltd., Sponsored ADR (India)	6,800	[2]	347,276
Lenovo Group, Ltd. (United States)	168,000		112,334
LG Display Co., Ltd. (South Korea)	17,050		278,075
Mail.Ru Group, Ltd., Reg S, GDR (Russia)*	11,023	[2]	319,161
MediaTek, Inc. (Taiwan)	33,067		359,559
NCSoft Corp. (South Korea)	1,055		298,047
Samsung Electronics Co., Ltd. (South Korea)	2,337		1,631,826
Samsung Electronics Co., Ltd., Reg S, GDR (South Korea)	120		42,059
Siliconware Precision Industries Co. (Taiwan)	871		842
Siliconware Precision Industries Co., ADR (Taiwan)	42,000		200,760
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	197,584		444,715
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	29,200		333,756
Tencent Holdings, Ltd. (China)	12,800		265,499
Unimicron Technology Corp. (Taiwan)	212,000		296,514
WPG Holdings, Ltd. (Taiwan)	90,470		104,027
ZTE Corp., Class H (China)	124,600		352,888
Total Information Technology			6,220,475
Materials - 13.6%
AngloGold Ashanti, Ltd. (South Africa)	2,805		116,292
Anhui Conch Cement Co., Ltd. (China)	152,808	[2]	415,053
Antofagasta PLC (United Kingdom)	18,751		267,739
Compania de Minas Buenaventura SA (Peru)	2,000		75,480
Evraz Group, S.A., GDR (Luxembourg)*	10,764		167,599

Managers Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Materials - 13.6% (continued)
Gerdau, S.A., Sponsored ADR (Brazil)	15,600		$111,228
GMK Norilsk Nickel, Sponsored ADR (Russia)	350		7,525
Grupo Mexico, S.A.B. de C.V., Class B (Mexico)	43,100		101,935
Impala Platinum Holdings, Ltd. (South Africa)	13,676		276,342
KG Chemical Co., Ltd. (South Korea)	2,113		560,082
KGHM Polska Miedz SA (Poland)	1,244		48,710
LSR Group OJSC, GDR (Russia)	15,279		55,663
MMC Norilsk Nickel, ADR (Russia)*	16,618	[2]	358,105
MMX Mineracao e Metalicos, S.A. (Brazil)*	81,600		304,657
Mongolian Mining Corp. (Mongolia)*	194,000		171,519
Nan Ya Plastics Corp. (Taiwan)	68,000		146,015
Novolipetsk Steel, GDR (Russia)	2,128		43,130
POSCO (South Korea)	1,235		380,583
PT Semen Gresik Persero Tbk (Indonesia)	155,000		145,073
Raspadskaya (Russia)	50,441		141,235
Taiwan Cement Corp. (Taiwan)	114,216		121,161
Tata Steel, Ltd., Reg S, GDR (India)	27,613		234,482
Ternium, S.A. (Luxembourg)*	12,400		258,292
Uralkaliy OAO (Russia)*	12,782	[2]	436,252
Vale, S.A., ADR (Brazil)	15,499		325,479
Vale, S.A., Sponsored ADR (Brazil)	30,467		694,648
Total Materials			5,964,279
Telecommunication Services - 6.0%
America Movil, S.A.B. de C.V., Series L (Mexico)	34,800		768,384
Axiata Group Berhad (Malaysia)	143,000		204,526
Bharti Tele-Ventures, Ltd. (India)	11,106		85,315
China Mobile, Ltd. (Hong Kong)	84,000		821,126
Chunghwa Telecom Co., Ltd., ADR (Taiwan)	3,920		129,360
Mobile Telesystems OJSC, Sponsored ADR (Russia)	11,400		140,220
MTN Group, Ltd. (South Africa)	10,658		174,116
Taiwan Mobile Co., Ltd. (Taiwan)	35,100		94,572
Telecomunicacoes de Sao Paulo, S.A., ADR (Brazil)	4,512		119,342
Telekomunikacja Polksa SA (Poland)	5,698		29,778
Turk Telekomunikasyon A.S. (Turkey)	18,125		77,829
Total Telecommunication Services			2,644,568
Utilities - 1.8%
China Gas Holdings, Ltd. (Hong Kong)	622,000		159,598
China Resources Power Holdings Co. (Hong Kong)	129,800		195,914
Companhia Energetica de Minas Gerais, Sponsored ADR (Brazil)	12,090		179,416
Perusahaan Gas Negara (Persero) Tbk PT (Indonesia)	853,500		256,532
Total Utilities			791,460
Total Common Stocks (cost $48,337,928)			41,155,788

Managers Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Warrants - 0.7%
Sberbank of Russia Warrant, 02/28/18 (United Kingdom) (cost $481,436)	142,442	$311,948
Short-Term Investments - 7.8%[1]
BNY Institutional Cash Reserves Fund, Series B* [3,7]	110,742	88,593
BNY Mellon Overnight Government Fund, 0.08%[7]	2,116,283	2,116,283
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.05%	1,217,557	1,217,557
Total Short-Term Investments (cost $3,444,582)		3,422,433
Total Investments - 102.3% (cost $52,263,946)		44,890,169
Other Assets, less Liabilities - (2.3)%		(993,067)
Net Assets - 100.0%		$43,897,102

Managers Bond Fund

Schedule of Portfolio Investments

September 30, 2011 (unaudited)

Security Description		Principal Amount†	Value
Corporate Bonds and Notes - 70.0%
Financials - 23.5%
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		$8,377,956	$8,988,960
American General Finance Corp., 5.400%, 12/01/15		5,000,000	3,650,000
American International Group, Inc.,
8.175%, 05/15/58 [9]		10,530,000	9,292,725
MTN, Series G, 5.850%, 01/16/18		1,940,000	1,921,958
MTN, Series MP, 5.450%, 05/18/17		485,000	464,424
Bank of America Capital Trust VI, 5.625%, 03/08/35		3,085,000	2,209,057
Bank of America Corp., Series MTN, 5.000%, 05/13/21		2,475,000	2,208,081
Camden Property Trust, 5.700%, 05/15/17		5,205,000	5,692,589
Cantor Fitzgerald L.P.,
6.375%, 06/26/15 (a)		8,710,000	9,066,500
7.875%, 10/15/19 (a) [8]		10,805,000	11,092,748
Citigroup, Inc.,
5.500%, 10/15/14		21,385,000	22,217,946
6.125%, 08/25/36		10,760,000	9,101,938
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		13,725,000	15,426,886
Duke Realty, L.P.,
5.950%, 02/15/17		2,210,000	2,315,123
6.500%, 01/15/18		5,000,000	5,374,860
Equity One, Inc., 6.000%, 09/15/17		5,915,000	6,003,766
ERP Operating, L.P.,
5.125%, 03/15/16		600,000	643,679
5.750%, 06/15/17		1,450,000	1,619,611
Export-Import Bank of Korea, The, 8.300%, 03/15/14 (a)	IDR	1,400,000,000	150,735
First Industrial L.P., 5.950%, 05/15/17		15,000,000	13,796,235
GE Capital Australia Funding Pty., Ltd., EMTN, 8.000%, 02/13/12	AUD	3,965,000	3,872,031
GE Capital Corp., Series GMTN, 7.625%, 12/10/14	NZD	9,365,000	7,748,348
General Electric Capital Corp.,
2.960%, 05/18/12	SGD	4,400,000	3,395,657
3.485%, 03/08/12	SGD	16,500,000	12,694,895
6.500%, 09/28/15	NZD	15,265,000	12,295,090
6.750%, 09/26/16	NZD	6,390,000	5,179,435
GMAC, Inc., 8.000%, 11/01/31		1,427,000	1,252,192
Hanover Insurance Group, Inc., The, 7.500%, 03/01/20		6,475,000	7,300,562
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000	3,881,462
7.500%, 04/15/18		2,405,000	2,790,288
ICICI Bank, Ltd., 6.375%, 04/30/22 (a) [9]		900,000	747,000
Institut de Credito Oficial, Series MTN, 5.500%, 10/11/12	AUD	3,735,000	3,574,555

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount†		Value
Financials - 23.5% (continued)
iStar Financial, Inc.,
5.700%, 03/01/14		$15,000	[2]	$12,000
5.850%, 03/15/17		325,000		250,250
5.875%, 03/15/16		1,340,000	[2]	1,058,600
6.050%, 04/15/15		620,000		489,800
JPMorgan Chase & Co.,
6.580%, 04/12/12 (a) [4]	IDR	40,733,437,680		4,474,468
7.700%, 06/01/16 (a)	IDR	19,000,000,000		2,075,950
Lloyds TSB Bank PLC, 6.500%, 09/14/20 (a)		17,940,000		15,244,981
Marsh & McLennan Companies, Inc., 5.875%, 08/01/33		10,360,000		11,481,625
MBIA Insurance Corp., 14.000%, 01/15/33 (a) [9]		525,000		236,250
Merrill Lynch & Co., Inc.,
4.625%, 09/14/18	EUR	1,750,000		1,730,252
6.050%, 05/16/16		900,000		809,942
6.110%, 01/29/37		38,050,000		29,482,320
10.710%, 03/08/17	BRL	2,500,000		1,223,242
MTN, Series C, 6.050%, 06/01/34		22,100,000		19,729,289
Morgan Stanley,
4.750%, 04/01/14		10,715,000		10,182,668
5.500%, 07/24/20		28,600,000		25,903,506
6.625%, 04/01/18		3,095,000		3,070,432
GMTN, Series F, 5.625%, 09/23/19		6,700,000		6,285,076
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		13,925,000		15,739,219
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000		6,428,413
National City Corp., 6.875%, 05/15/19		1,905,000		2,188,708
National Life Insurance Co., 10.500%, 09/15/39 (a)		5,000,000		6,781,410
Nationwide Mutual Insurance Co., 6.600%, 04/15/34 (a)		3,325,000		3,086,717
Old Republic International Corp., 3.750%, 03/15/18 [10]		9,220,000	[2]	8,332,575
Penn Mutual Life Insurance Co., The, 7.625%, 06/15/40 (a)		8,885,000		10,920,012
ProLogis, L.P.,
5.625%, 11/15/15		345,000	[2]	356,161
5.750%, 04/01/16		280,000		286,115
Realty Income Corp.,
5.750%, 01/15/21		1,435,000		1,591,785
6.750%, 08/15/19		6,240,000		7,260,159
Simon Property Group, L.P., 5.750%, 12/01/15		445,000		491,029
SLM Corp.,
5.000%, 04/15/15		50,000		46,628
5.375%, 05/15/14		300,000		295,240
8.450%, 06/15/18		18,665,000		19,414,736
Societe Generale SA, 5.200%, 04/15/21 (a)		4,000,000		3,473,096
Springleaf Finance Corp., MTN, Series J, 6.900%, 12/15/17		57,315,000		41,266,800

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†		Value
Financials - 23.5% (continued)
WEA Finance LLC / WT Finance Australia, 6.750%, 09/02/19 (a)	$8,325,000		$9,250,474
White Mountains Insurance Group, Ltd., 6.375%, 03/20/17 (a)	4,555,000		4,572,651
Willis North America, Inc.,
6.200%, 03/28/17	5,685,000		6,207,946
7.000%, 09/29/19	2,860,000		3,308,468
Total Financials			481,008,329
Industrials - 35.9%
Agilent Technologies, Inc., 6.500%, 11/01/17	6,945,000		8,126,150
Albertson’s, Inc.,
6.625%, 06/01/28	1,015,000		705,425
7.450%, 08/01/29	3,195,000		2,396,250
7.750%, 06/15/26	915,000		750,300
American President, Ltd., 8.000%, 01/15/24 [8]	250,000		160,000
ArcelorMittal,
6.750%, 03/01/41	4,320,000		3,733,361
7.000%, 10/15/39	1,925,000		1,716,854
AT&T Corp., 6.500%, 03/15/29	6,415,000		7,284,008
Bell Atlantic Pennsylvania, Inc., 6.000%, 12/01/28	1,335,000		1,487,457
BellSouth Corp., 6.000%, 11/15/34	2,370,000		2,579,423
Canadian Pacific Railway Co., 5.750%, 03/15/33	195,000		221,045
CenturyLink, Inc. 6.450%, 06/15/21	13,395,000		12,412,021
CenturyTel, Series P, 7.600%, 09/15/39	9,335,000		8,397,001
Choice Hotels International, Inc., 5.700%, 08/28/20	11,900,000	[2]	12,911,238
CIGNA Corp., 6.150%, 11/15/36	6,830,000		8,000,314
Comcast Corp., 5.650%, 06/15/35	3,820,000		3,998,887
Continental Airlines, Inc.,
5.983%, 04/19/22	17,174,152		17,260,023
6.795%, 08/02/20	27,840		26,588
Series 00A1, 8.048%, 11/01/20	85,125		88,530
Series B, 6.903%, 04/19/22	5,444,205		5,063,110
Corn Products International, Inc., 6.625%, 04/15/37	4,055,000		4,899,158
Corning, Inc.,
6.850%, 03/01/29	9,142,000		11,213,001
7.250%, 08/15/36	1,185,000		1,462,172
Cummins Engine Co., Inc.,
5.650%, 03/01/98	11,235,000		10,761,366
6.750%, 02/15/27	2,853,000	[2]	3,452,487
7.125%, 03/01/28	50,000		63,093
Cytec Industries, Inc., 6.000%, 10/01/15	875,000		969,588
Darden Restaurants, Inc., 6.000%, 08/15/35	2,635,000		2,808,697
Delta Air Lines, Inc.,
8.021%, 08/10/22	11,440,442		11,154,431
Pass Through Certificate, Series 2010-1A, 6.200%, 07/02/18	4,881,400	[2]	5,027,842

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†	Value
Industrials - 35.9% (continued)
Dillards, Inc., 7.000%, 12/01/28	$225,000	$200,250
DP World, Ltd., 6.850%, 07/02/37 (a)	28,350,000	25,798,500
Duke Energy Field Services LLC, 6.450%, 11/03/36 (a)	2,615,000	2,856,367
Dun & Bradstreet Corp., The, 6.000%, 04/01/13	32,120,000	34,238,282
Embarq Corp., 7.995%, 06/01/36	5,830,000	5,470,254
Energy Transfer Partners, L.P.,
6.125%, 02/15/17	700,000	762,012
6.625%, 10/15/36	1,805,000	1,855,293
Enterprise Products Operating L.P., 6.300%, 09/15/17	8,440,000	9,797,371
Equifax, Inc., 7.000%, 07/01/37	4,421,000	5,178,079
Equitable Resources, Inc., 6.500%, 04/01/18	35,420,000	40,052,334
ERAC USA Finance Co.,
6.375%, 10/15/17 (a)	4,910,000	5,691,908
6.700%, 06/01/34 (a)	1,250,000	1,392,625
7.000%, 10/15/37 (a)	19,033,000	22,173,445
Foot Locker, Inc., 8.500%, 01/15/22	570,000	578,550
Ford Motor Co., 6.375%, 02/01/29	1,990,000	1,924,055
Georgia-Pacific LLC, 5.400%, 11/01/20 (a)	5,175,000	5,264,610
GTE Corp., 6.940%, 04/15/28	130,000	160,645
Intel Corp.,
2.950%, 12/15/35 [10]	8,030,000	8,140,412
3.250%, 08/01/39 [10]	15,000,000	17,643,750
Intuit, Inc., 5.750%, 03/15/17	3,560,000	4,001,137
Kinder Morgan Energy Partners, L.P.,
5.300%, 09/15/20	8,100,000	8,778,578
5.800%, 03/15/35	3,360,000	3,411,757
5.950%, 02/15/18	36,530,000	41,574,684
Lowe’s Companies, Inc., 6.875%, 02/15/28	500,000	653,588
Lucent Technologies, Inc.,
6.450%, 03/15/29	4,335,000	3,598,050
6.500%, 01/15/28	305,000	253,150
Marks & Spencer Group PLC, 7.125%, 12/01/37 (a)	4,725,000	5,062,341
Masco Corp.,
5.850%, 03/15/17	8,150,000	7,731,978
6.500%, 08/15/32	955,000	845,821
7.125%, 03/15/20	9,065,000	8,784,320
7.750%, 08/01/29	820,000	804,371
Mead Corp., 7.550%, 03/01/47	970,000	1,073,911
Methanex Corp., 6.000%, 08/15/15	3,825,000	3,937,516
Micron Technology, Inc., 1.875%, 06/01/14	200,000	186,750

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†	Value
Industrials - 35.9% (continued)
Missouri Pacific Railroad Co., 5.000%, 01/01/45 [8]	$825,000	$716,216
New England Telephone & Telegraph Co., 7.875%, 11/15/29	2,390,000	2,987,854
NGPL Pipeco LLC, 7.119%, 12/15/17 (a)	21,980,000	23,178,525
Northwest Airlines, Inc., 8.028%, 11/01/17	6,084,086	6,084,086
ONEOK, Inc., 6.000%, 06/15/35	9,210,000	9,904,259
ONEOK Partners, L.P., 6.650%, 10/01/36	2,650,000	3,081,237
Owens & Minor, Inc., 6.350%, 04/15/16 [8]	1,355,000	1,457,265
Owens Corning, Inc.,
6.500%, 12/01/16	4,560,000	4,919,041
7.000%, 12/01/36	9,175,000	9,506,401
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17	5,520,000	6,411,303
7.000%, 06/15/18	26,505,000	31,512,802
Plains All American Pipeline L.P.,
6.125%, 01/15/17	2,770,000	3,117,743
6.500%, 05/01/18	8,975,000	10,334,021
6.650%, 01/15/37	5,960,000	6,584,590
Pulte Homes, Inc.,
6.000%, 02/15/35	10,320,000	6,914,400
6.375%, 05/15/33	4,670,000	3,245,650
Qwest Capital Funding, Inc.,
6.500%, 11/15/18	620,000	595,200
6.875%, 07/15/28	1,190,000	1,029,350
7.625%, 08/03/21	2,135,000	2,209,725
Qwest Corp.,
6.875%, 09/15/33	7,209,000	6,812,505
7.200%, 11/10/26	435,000	413,250
7.250%, 09/15/25	1,185,000	1,143,525
7.250%, 10/15/35	2,165,000	2,078,400
7.500%, 06/15/23	739,000	728,898
Reynolds American, Inc.,
6.750%, 06/15/17	8,170,000	9,416,595
7.250%, 06/15/37	2,000,000	2,245,578
Rowan Cos., Inc., 7.875%, 08/01/19	4,710,000	5,561,238
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	3,740,000	4,495,918
Telecom Italia Capital S.p.A.,
6.000%, 09/30/34	3,620,000	2,961,468
6.375%, 11/15/33	3,430,000	2,934,368
Telekom Malaysia Berhad, 7.875%, 08/01/25 (a)	250,000	321,758
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)	3,000,000	3,580,059
Toro Co., The, 6.625%, 05/01/37 [8]	6,810,000	7,782,958

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†		Value
Industrials - 35.9% (continued)
Transocean, Inc., 7.375%, 04/15/18	$500,000		$572,076
U.S. Steel Corp.,
6.650%, 06/01/37	3,595,000		2,768,150
7.000%, 02/01/18	7,310,000	[2]	6,579,000
United Airlines, Inc., 6.636%, 07/02/22	14,925,601		14,515,147
UnitedHealth Group, Inc.,
5.800%, 03/15/36	13,506,000		15,651,131
6.500%, 06/15/37	310,000		387,309
6.625%, 11/15/37	1,540,000		1,947,613
US Airways Group, Inc., Series 2011 A, 7.125%, 04/22/25	3,843,000		3,650,850
USG Corp., 6.300%, 11/15/16	1,410,000		1,032,825
V.F. Corp., 6.450%, 11/01/37	9,334,000		12,025,188
Vale Overseas Ltd., 6.875%, 11/01/36	3,665,000		3,953,065
Verizon Maryland, Inc., 5.125%, 06/15/33	885,000		899,479
Wellpoint, Inc., 6.375%, 06/15/37	11,710,000		14,217,732
Western Union Co., The,
6.200%, 11/17/36	4,690,000		4,968,295
6.200%, 06/21/40	130,000		138,162
Weyerhaeuser Co.,
6.875%, 12/15/33	12,890,000		12,482,740
7.375%, 10/01/19	3,915,000		4,323,718
7.375%, 03/15/32	1,930,000		1,924,830
White Pine Hydro LLC,
6.310%, 07/10/17 (a) [8]	1,700,000		1,833,025
6.960%, 07/10/37 (a) [8]	1,645,000		1,773,425
Wyndham Worldwide Corp.,
5.750%, 02/01/18	950,000		970,177
6.000%, 12/01/16	6,430,000		6,725,092
7.375%, 03/01/20	7,220,000		8,004,013
Total Industrials			734,615,742
Utilities - 10.6%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)	21,130,000		24,642,862
Ameren Energy Generating Co., 7.000%, 04/15/18	22,700,000	[2]	22,983,750
Ameren Illinois Co., 6.250%, 04/01/18	26,000,000		30,072,562
Baltimore Gas & Electric Co., 5.200%, 06/15/33	1,470,000		1,622,298
Bruce Mansfield Unit 1 2, 6.850%, 06/01/34	10,477,605		11,211,037
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36	11,370,000		11,902,775
Empresa Nacional de Electricidad, 7.875%, 02/01/27	2,900,000		3,439,545
Enel Finance International, N.V., 6.000%, 10/07/39 (a)	2,600,000		2,191,717
ITC Holdings Corp., 5.875%, 09/30/16 (a)	2,410,000		2,728,891
Mackinaw Power LLC, 6.296%, 10/31/23 (a)	8,456,036		9,077,300

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount†	Value
Utilities - 10.6% (continued)
Nisource Finance Corp.,
6.400%, 03/15/18		$27,910,000	$32,493,883
6.800%, 01/15/19		11,625,000	13,559,586
Southwestern Electric Power Co., 6.450%, 01/15/19		39,195,000	47,043,996
Tenaga Nasional Berhad, 7.500%, 11/01/25 (a)		2,000,000	2,471,548
Total Utilities			215,441,750
Total Corporate Bonds and Notes (cost $1,334,432,527)			1,431,065,821
Foreign Government Obligations - 6.3%
Alberta Notes, Province of, 5.930%, 09/16/16		104,243	110,929
Brazil Bonds, Republic of,
10.250%, 01/10/28	BRL	5,750,000	3,211,009
12.500%, 01/05/22	BRL	5,160,000	3,224,571
Canadian Government Bonds,
1.250%, 12/01/11	CAD	400,000	381,930
3.500%, 06/01/13	CAD	5,964,000	5,936,738
European Bank for Reconstruction & Development Notes, 9.250%, 09/10/12	BRL	2,000,000	1,074,325
European Investment Bank,
Bonds, 6.006%, 03/10/21 [4]	AUD	5,000,000	2,766,833
Notes, 6.643%, 04/24/13 (a) [4]	IDR	50,074,770,000	5,142,434
Notes, 7.000%, 01/18/12	NZD	5,508,000	4,240,958
Notes, 11.250%, 02/14/13	BRL	13,490,000	7,434,298
Inter-American Development Bank,
Bonds, 6.000%, 12/15/17	NZD	4,215,000	3,476,969
Notes, 9.344%, 05/20/13 [4]	IDR	45,580,000,000	4,464,662
Notes, EMTN, 12.730%, 09/23/13 [4]	IDR	33,430,000,000	3,168,053
International Bank for Reconstruction & Development Notes, Series GDIF, 1.430%, 03/05/14	SGD	5,800,000	4,522,594
Manitoba Bonds, Province of, 6.360%, 09/01/15	NZD	5,450,000	4,476,701
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	141,360,000	11,282,411
New South Wales Treasury Corp., Series 813, 5.500%, 08/01/13	AUD	21,225,000	21,056,577
New Zealand Government Bonds, Series 413, 6.500%, 04/15/13	NZD	37,850,000	30,415,791
Norway Government Bonds, 6.500%, 05/15/13	NOK	30,065,000	5,526,176
Queensland Treasury Corp. Bonds, 7.125%, 09/18/17 (a)	NZD	7,500,000	6,422,842
Total Foreign Government Obligations (cost $123,317,609)			128,336,801
Asset-Backed Securities - 4.0%
Chase Issuance Trust, Series 2007-B1, Class B1, 0.479%, 04/15/19 (10/17/11) [6]		17,040,000	16,632,073
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 06/20/14		8,945,000	9,252,238
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31 (a)		10,523,032	10,882,316
MBNA, Series 2002-C1, Class C1, 6.800%, 07/15/14		6,911,000	7,053,853
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15		4,035,000	4,151,740
Sierra Receivables Funding Company, Series 2010-2A, Class A, 3.840%, 11/20/25 (a)		13,267,642	13,592,853
Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/39 (a)		4,635,868	5,215,315

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†	Value
Asset-Backed Securities - 4.0% (continued)
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 07/15/41 (a)	$14,609,401	$14,680,389
World Financial Network Credit Card Master Note Trust, Series 2010-A, 6.750%, 04/15/19	1,000,000	1,116,669
Total Asset-Backed Securities (cost $78,098,430)		82,577,446
U.S. Government Agency Obligations - 3.6%
Federal Home Loan Mortgage Corporation - 2.1%
FHLMC, 1.625%, 04/15/13	16,595,000	16,914,221
FHLMC, 2.125%, 09/21/12	24,895,000	25,336,314
FHLMC, Gold, 5.000%, 12/01/31	97,256	105,002
Total Federal Home Loan Mortgage Corporation		42,355,537
Federal National Mortgage Association - 0.7%
FNMA, 1.875%, 04/20/12	10,325,000	10,417,058
FNMA, 4.000%, 10/01/18	3,263,593	3,475,023
FNMA, 6.000%, 07/01/29	7,677	8,527
Total Federal National Mortgage Association		13,900,608
Federal Home Loan Bank Corporation - 0.8%
FHLB, 1.875%, 06/21/13	16,600,000	17,023,781
Total U.S. Government Agency Obligations (cost $72,081,929)		73,279,926
Municipal Bonds - 1.5%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47 [8]	5,035,000	3,526,363
Chicago Illinois O’Hare International Airport Revenue Bond, Series 2008 A, 4.500%, 01/01/38, (AGM Insured)	950,000	950,836
Illinois State General Obligation, Series 2003, 5.100%, 06/01/33	495,000	422,433
Michigan Tobacco Settlement Financial Authority, Series 2006 A, 7.309%, 06/01/34 [8]	315,000	301,417
San Jose California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28, (BHAC Insured)	2,880,000	2,603,261
San Jose California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28, (NATL-RE Insured) [8]	2,985,000	2,256,481
State of California, 4.500%, 08/01/27, (AMBAC Insured)	280,000	240,366
State of California, 4.500%, 10/01/29	765,000	568,265
State of California, 4.500%, 08/01/30	730,000	714,531
State of California, 4.500%, 08/01/30, (AMBAC Insured)	770,000	753,684
State of California, Variable Purpose Bond, 3.250%, 12/01/27, (NATL-RE Insured)	2,655,000	2,603,626
State of California, Variable Purpose Bond, 4.500%, 12/01/33, (AMBAC Insured)	2,330,000	2,177,828
Virginia Tobacco Settlement Financing Corp., 6.706%, 06/01/46 [8]	21,620,000	14,262,497
Total Municipal Bonds (cost $39,589,090)		31,381,588
Mortgage-Backed Securities - 1.2%
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29	3,325,000	3,191,940
Credit Suisse Mortgage Capital, Series 2007-C5, Class A4, 5.695%, 09/15/40 [9]	1,704,000	1,815,467
Extended Stay America Trust, Series 2010 ESHA, Class C, 4.860%, 11/05/27 (a)	19,090,000	18,163,487
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 6.005%, 06/15/49 [9]	305,000	318,734
Total Mortgage-Backed Securities (cost $23,113,051)		23,489,628

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Preferred Stocks - 0.9%
Consumer Discretionary - 0.5%
Comcast Corp. Series B, 7.000%	$207,547	$5,317,354
Newell Financial Trust I, 5.250% [11]	90,628	3,806,376
Total Consumer Discretionary		9,123,730
Financials - 0.4%
Bank of America Corp., 6.375%	20,000	366,600
Bank of America Corp., Series L, 7.250% [11]	7,808	5,980,850
SLM Corp., 6.000%	41,250	833,250
Sovereign Capital Trust IV, 4.375% [11]	34,236	1,651,887
Total Financials		8,832,587
Utilities - 0.0%#
Entergy New Orleans, Inc., 4.750%	482	41,377
Entergy New Orleans, Inc., 5.560%	100	9,500
Wisconsin Electric Power Co., 3.600%	3,946	277,049
Total Utilities		327,926
Total Preferred Stocks (cost $18,122,043)		18,284,243
Common Stocks - 0.5%
PPG Industries, Inc. (Materials) (cost $10,696,329)	145,736	10,297,706
Short-Term Investments - 12.4%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,7]	1,652,054	1,321,643
BNY Mellon Overnight Government Fund, 0.08%[7]	34,576,532	34,576,532
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	77,404,551	77,404,551
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.11%	140,019,959	140,019,959
Total Short-Term Investments (cost $253,653,096)		253,322,685
Total Investments - 100.4% (cost $1,953,104,104)		2,052,035,844
Other Assets, less Liabilities - (0.4)%		(7,238,344)
Net Assets - 100.0%		$2,044,797,500

Managers Global Bond Fund

Schedule of Portfolio Investments

September 30, 2011 (unaudited)

Security Description		Principal Amount		Value
Foreign Government Obligations - 53.8%
Australian Government Index Linked Bonds, Series 2009 25CI, 3.000%, 09/20/25	AUD	180,000		$211,319
Banco Nacional de Desenvolvimento Economico e Social Bonds, 6.500%, 06/10/19 (a)	USD	100,000		110,500
Bundesrepublik Deutschland, 3.000%, 07/04/20	EUR	100,000		147,643
Canadian Government,
Bonds, 4.000%, 11/15/15	DKK	3,700,000		743,261
Notes, 3.000%, 12/01/15	CAD	425,000		433,870
Eksportfinans ASA Notes, Series GMTN, 1.875%, 04/02/13	USD	170,000	[2]	172,802
European Investment Bank,
Bonds, 2.375%, 07/10/20	CHF	165,000		197,396
Notes, 6.643%, 04/24/13 (a) [4]	IDR	4,605,000,000		472,911
Export-Import Bank of Korea Notes, The, 4.000%, 11/26/15 (a)	PHP	5,000,000		106,655
Finland Government Bonds, 3.875%, 09/15/17	EUR	105,000		156,682
Inter-American Development Bank Notes,
4.750%, 01/10/14	INR	5,800,000		120,761
9.079%, 08/20/15 [4]	IDR	750,000,000		60,410
Italian Treasury,
Bonds, 4.000%, 09/01/20	EUR	380,000		458,606
Notes, 4.750%, 09/15/16	EUR	195,000		257,071
Japan Finance Corporation for Municipal Enterprises Bonds,
1.550%, 02/21/12	JPY	49,000,000		638,167
1.900%, 06/22/18	JPY	20,000,000		280,884
Series INTL, 1.350%, 11/26/13	JPY	20,000,000		265,552
Japan Government,
Bonds, Series 123, 2.100%, 12/20/30	JPY	20,000,000		274,928
Bonds, Series 299, 1.300%, 03/20/19	JPY	101,500,000		1,377,730
Notes, Series 84, 0.700%, 06/20/14	JPY	76,500,000		1,005,640
Malaysian Government Bond, Series 1/06, 4.262%, 09/15/16	MYR	375,000		121,877
Mexican Fixed Rate Bonds,
8.000%, 12/07/23	MXN	3,900,000		311,272
Series M 30, 8.500%, 11/18/38	MXN	4,500,000		349,894
New South Wales Treasury Corp. Bonds, Series 2007 CIB1, 2.750%, 11/20/25	AUD	70,000		78,760
New Zealand Government Bonds, Series 521, 6.000%, 05/15/21	NZD	335,000		285,559
Norway Government Bonds,
4.250%, 05/19/17	NOK	1,300,000		247,968
4.500%, 05/22/19	NOK	2,570,000		506,770
Poland Government,
Bonds, Series 1013, 5.000%, 10/24/13	PLN	700,000		213,239
Notes, EMTN, 3.000%, 09/23/14	CHF	65,000		73,735
Quebec Notes,
Province of, EMTN, Series 2005, 3.625%, 02/10/15	EUR	200,000		284,280
Province of, EMTN, 3.375%, 06/20/16	EUR	150,000		213,176

Managers Global Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Foreign Government Obligations- 53.8% (continued)
Republic of Argentina Bonds, Series NY, 8.280%, 12/31/33	USD	144,901		$99,257
Saskatchewan Bonds, Province of, 7.375%, 07/15/13	USD	225,000		250,373
Singapore Government,
Bonds, 2.250%, 06/01/21	SGD	210,000		169,810
Notes, 1.625%, 04/01/13	SGD	535,000		418,342
Notes, 2.250%, 07/01/13	SGD	120,000		95,052
Spain Government Bonds,
4.100%, 07/30/18	EUR	195,000		253,614
5.500%, 04/30/21	EUR	190,000		261,679
Sweden Government Bonds, Series 1049, 4.500%, 08/12/15	SEK	1,500,000	[2]	244,478
U.K. Gilt Bonds,
4.000%, 09/07/16	GBP	100,000		175,446
4.000%, 03/07/22	GBP	145,000		257,453
4.250%, 03/07/36	GBP	120,000		211,961
4.750%, 03/04/20	GBP	90,000		168,430
5.000%, 03/07/25	GBP	110,000		213,938
Uruguay Government International Bonds,
3.700%, 06/26/37	UYU	800,000		44,570
5.000%, 09/14/18	UYU	1,000,000		72,872
Total Foreign Government Obligations (cost $12,698,447)				13,116,593
Corporate Bonds and Notes - 34.8%
Financials - 15.4%
ABB Treasury Center USA, Inc., 2.500%, 06/15/16 (a)	USD	80,000		81,752
Allianz Finance II, B.V., EMTN, 5.750%, 07/08/41 [9]	EUR	100,000		105,693
AXA SA, 7.125%, 12/15/20	GBP	100,000		139,434
Bank of America Corp., 4.750%, 05/06/19 [9]	EUR	100,000		93,820
Barclays Bank PLC, 6.050%, 12/04/17, Reg S	USD	100,000		91,789
BBVA Bancomer SA, 6.500%, 03/10/21 (a)	USD	100,000		92,250
BNP Paribas SA, Series BKNT, 5.000%, 01/15/21	USD	125,000		122,377
BNZ International Funding, Ltd., EMTN, 4.000%, 03/08/17	EUR	100,000		132,583
Capital One Financial Corp., 4.750%, 07/15/21	USD	85,000		85,140
Citigroup, Inc., 5.500%, 02/15/17	USD	85,000		84,612
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)	USD	100,000		112,400
Dolphin Subsidiary II, Inc., 6.500%, 10/15/16 (a)	USD	90,000		88,875
Ford Motor Credit Co. LLC, 7.000%, 04/15/15	USD	100,000		105,000
GMAC, Inc., 6.750%, 12/01/14	USD	135,000		129,094
Goldman Sachs Group, Inc., 4.750%, 01/28/14	EUR	85,000		113,665
HSBC Bank PLC, 4.125%, 08/12/20 (a)	USD	100,000		99,023
JPMorgan Chase & Co., 4.400%, 07/22/20	USD	75,000		75,880
KfW Bankengruppe, 2.600%, 06/20/37	JPY	23,000,000		337,618
Lloyds TSB Bank PLC, 6.500%, 09/14/20 (a)	USD	100,000		84,978

Managers Global Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount	Value
Financials - 15.4% (continued)
Morgan Stanley,
5.500%, 07/24/20	USD	100,000	$90,572
EMTN, 5.375%, 11/14/13	GBP	40,000	61,504
National Australia Bank, Ltd., Series GMTN, 4.750%, 07/15/16	EUR	100,000	141,218
Network Rail Infrastructure Finance PLC, EMTN, 3.500%, 06/17/13	USD	300,000	314,627
Rabobank Nederland, EMTN, 4.375%, 01/22/14	EUR	85,000	119,935
SLM Corp., 5.000%, 10/01/13	USD	150,000	146,832
Societe Generale SA, 5.200%, 04/15/21 (a)	USD	200,000	173,655
Videotron, Ltee., 6.875%, 07/15/21 (a)	CAD	65,000	61,400
Wells Fargo & Co., 4.625%, 11/02/35	GBP	50,000	68,536
White Mountains Insurance Group, Ltd., 6.375%, 03/20/17 (a)	USD	140,000	140,542
Zurich Finance USA, Inc.,
EMTN, 4.500%, 06/15/25 [9]	EUR	100,000	124,592
EMTN, 5.750%, 10/02/23 [9]	EUR	100,000	131,620
Total Financials			3,751,016
Industrials - 17.0%
Anadarko Petroleum Corp., 6.450%, 09/15/36	USD	35,000	37,023
Asciano Finance, Ltd., 4.625%, 09/23/20 (a)	USD	125,000	121,813
Avnet, Inc., 5.875%, 06/15/20	USD	60,000	64,633
Axtel S.A.B. de C.V., 7.625%, 02/01/17 (a)	USD	55,000	45,100
Bell Aliant Regional Communications, 5.410%, 09/26/16	CAD	160,000	166,304
Bell Canada,
6.100%, 03/16/35 (a)	CAD	45,000	45,563
6.550%, 05/01/29 (a)	CAD	10,000	10,765
7.300%, 02/23/32 (a)	CAD	130,000	145,666
British Telecommunications PLC, 5.750%, 12/07/28	GBP	100,000	159,671
Cameron International Corp., 5.950%, 06/01/41	USD	35,000	39,231
Citizens Communications Co., 6.625%, 03/15/15	USD	115,000	115,862
Corus Entertainment, Inc., 7.250%, 02/10/17 (a)	CAD	130,000	126,539
Delta Air Lines, Inc., 8.021%, 08/10/22	USD	86,044	83,893
Desarrolladora Homex, S.A. de C.V., 7.500%, 09/28/15	USD	190,000	184,300
Deutsche Telekom International Finance, B.V., EMTN, 4.875%, 04/22/25	EUR	50,000	68,331
DP World, Ltd., 6.850%, 07/02/37 (a)	USD	250,000	227,500
Edcon Proprietary Ltd., 4.778%, 06/15/14 (12/15/11) (a) [6]	EUR	150,000	148,712
ERAC USA Finance Co., 6.700%, 06/01/34 (a)	USD	120,000	133,692
Fibria Overseas Finance, Ltd., 6.750%, 03/03/21 (a)	USD	150,000	134,250
Finmeccanica SpA, 4.875%, 03/24/25	EUR	100,000	111,132
HCA, Inc.,
6.375%, 01/15/15	USD	35,000	34,038
6.625%, 02/15/16	USD	80,000	76,400
7.580%, 09/15/25	USD	10,000	8,950
7.690%, 06/15/25	USD	15,000	13,500

Managers Global Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Industrials - 17.0% (continued)
Hewlett-Packard Co., 6.000%, 09/15/41	USD	130,000		$137,115
Hologic, Inc., 2.000%, 12/15/37 (b) [10]	USD	70,000		65,538
Hyatt Hotels Corp., 5.375%, 08/15/21	USD	90,000	[2]	92,354
Lafarge SA, EMTN, Series 2010, 5.375%, 11/29/18	EUR	50,000		58,273
Nabors Industries, Inc., 4.625%, 09/15/21 (a)	USD	75,000		73,628
Nextel Communications, Inc., 7.375%, 08/01/15	USD	135,000		127,912
Odebrecht Drill VIII/IX, Ltd., 6.350%, 06/30/21 (a)	USD	100,000		99,000
Owens & Minor, Inc., 6.350%, 04/15/16 [8]	USD	105,000		112,925
Owens-Illinois, Inc., 7.800%, 05/15/18	USD	125,000		128,125
Qwest Corp., 7.250%, 10/15/35	USD	158,000		151,680
Reynolds Group Issuer, Inc., 6.875%, 02/15/21 (a)	USD	100,000		90,000
Rowan Companies, Inc., 5.000%, 09/01/17	USD	60,000		62,174
Telecom Italia Capital S.A.,
6.375%, 11/15/33	USD	45,000		38,498
7.200%, 07/18/36	USD	20,000		18,283
Telefonica Emisiones, S.A.U.,
5.134%, 04/27/20	USD	75,000		69,851
7.045%, 06/20/36	USD	75,000		74,945
Telstra Corp., Ltd., 4.800%, 10/12/21 (a)	USD	60,000		62,779
Transport De Gas Del Sur, 7.875%, 05/14/17 (a)	USD	245,000		215,600
Valeant Pharmaceuticals International, Inc., 6.750%, 08/15/21 (a)	USD	60,000		51,975
Voto-Votorantim, Ltd., 6.750%, 04/05/21 (a)	USD	100,000		98,500
Total Industrials				4,132,023
Utilities - 2.4%
Axtel S.A.B. de C.V. 9.000%, 09/22/19 (a)	USD	45,000		37,800
Dubai Electricity & Water Authority, 6.375%, 10/21/16 (a)	USD	100,000		102,750
EDP Finance, B.V.,
EMTN, 4.750%, 09/26/16	EUR	50,000		52,584
EMTN, 8.625%, 01/04/24	GBP	50,000		67,107
Emgesa SA ESP, 8.750%, 01/25/21 (a)	COP	120,000,000		63,432
Empresas Publicas de Medellin ESP, 8.375%, 02/02/21 (a)	COP	180,000,000		92,462
Iberdrola Finance Ireland, Ltd., 5.000%, 09/11/19 (a)	USD	150,000		144,963
IPALCO Enterprises, Inc., 7.250%, 04/01/16 (a)	USD	30,000		30,825
Total Utilities				591,923
Total Corporate Bonds and Notes (cost $8,517,497)				8,474,962
Asset-Backed Securities - 4.0%
Avis Budget Rental Car Funding LLC II, Series 2009 2A, Class A, 5.680%, 02/20/14 (a)	USD	100,000		104,609
COMET, Series 2004-B7, Class B7, 2.098%, 08/17/17 (10/19/11) [6]	EUR	100,000		128,662
Hertz Vehicle Financing LLC, Series 2009 2A, Class A1, 4.260%, 03/25/16 (a)	USD	100,000		103,666
Hyundai Capital Auto Funding, Ltd., Series 2010 8A, Class A, 1.230%, 09/20/16 (10/18/11) (a) [6]	USD	200,000		198,754
MBNA Credit Card Master Note Trust, Series 2005 B3, Class B3, 1.632%, 03/19/18 (10/19/11) [6]	EUR	100,000		125,231

Managers Global Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Asset-Backed Securities - 4.0% (continued)
Santander Drive Auto Receivables Trust, Series 2011 S2A, Class D, 3.350%, 06/15/17 (a)	USD	82,364		$82,298
Sierra Receivables Funding Company, Series 2009-3A, Class A1, 7.620%, 07/20/26 (a)	USD	32,915		33,058
Trinity Rail Leasing, L.P., Series 2010 1A, Class A, 5.194%, 10/16/40 (a)	USD	96,819		93,508
World Financial Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 06/15/15	USD	95,000		102,305
Total Asset-Backed Securities (cost $937,847)				972,091
U.S. Government Obligations - 3.4%
USTB, 4.375%, 05/15/41	USD	100,000		129,188
USTN, 1.375%, 02/15/12 [5]	USD	705,000		708,388
Total U.S. Government Obligations (cost $823,507)				837,576
Mortgage-Backed Securities - 2.3%
Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW15, Class A4, 5.331%, 02/11/44	USD	25,000		25,790
Extended Stay America Trust, Series 2010 ESHA, Class D, 5.498%, 11/05/27 (a)	USD	135,000		126,962
Greenwich Capital Commercial Funding Corp., 5.444%, 10/03/39	USD	100,000		103,690
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/49	USD	75,000		77,857
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.984%, 08/10/45 [9]	USD	91,000	[2]	94,541
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 02/15/40	USD	25,000		25,675
Morgan Stanley Capital Group, Inc., Series 2007-IQ14, Class A4, 5.692%, 04/15/49 [9]	USD	50,000		51,834
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/43	USD	50,000		50,971
Total Mortgage-Backed Securities (cost $576,077)				557,320
Municipal Bonds - 0.5%
California Statewide Communities Development Authority Revenue, Series 2007 A, 4.750%, 04/01/33	USD	55,000		53,131
California Statewide Communities Development Authority Revenue, Sutter Health, Series 2008 B, 5.250%, 11/15/48	USD	65,000		65,357
Total Municipal Bonds (cost $104,094)				118,488
Short-Term Investments - 2.9%[1]
		Shares
BNY Institutional Cash Reserves Fund, Series B*[3,7]		38,044		30,436
BNY Mellon Overnight Government Fund, 0.08%[7]		578,786		578,786
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%		95,271		95,271
Total Short-Term Investments (cost $712,101)				704,493
Total Investments - 101.7% (cost $24,369,570)				24,781,523
Other Assets, less Liabilities - (1.7)%				(419,358)
Net Assets - 100.0%				$24,362,165

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2011, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Special Equity	$304,843,993	$23,315,740	($33,947,185)	($10,631,445)
International Equity	87,385,114	5,427,816	(16,227,166)	(10,799,350)
Emerging Markets Equity	53,928,256	1,707,206	(10,745,293)	(9,038,087)
Bond	1,953,846,125	152,972,893	(54,783,174)	98,189,719
Global Bond	24,379,799	1,101,335	(699,611)	401,724

*	Non-income-producing security.
†	Principal Amount stated in U.S. dollars unless otherwise noted.
#	Rounds to less than 0.0%.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2011, the value of these securities amounted to the following:

Fund	Value	% of Net Assets
International Equity	$253,000	0.3%
Emerging Markets Equity	200,481	0.5%
Bond	339,962,516	16.6%
Global Bond	4,671,110	19.2%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Yield shown for an investment company represents the September 30, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these securities were out on loan to various brokers as of September 30, 2011, amounting to:

Fund	Value	% of Net Assets
Special Equity	$21,557,341	7.9%
International Equity	3,531,094	4.7%
Emerging Markets Equity	2,042,381	4.7%
Bond	34,808,249	1.7%
Global Bond	587,878	2.4%

[3]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. Until August 2, 2010, each Fund’s position in Series B was being marked to market daily. Effective August 2, 2010, the Trust, on behalf of each applicable Fund, has entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the BNY Institutional Cash Reserves Fund (the “ICRF”), pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is fair valuing its position in the ICRF daily.

[4]	Indicates yield to maturity at September 30, 2011.
[5]	Security pledged to cover margin requirements for open futures positions at September 30, 2011.
[6]	Floating Rate Security: The rate listed is as of September 30, 2011. Date in parenthesis represents the security’s next coupon rate reset.
[7]	Collateral received from brokers for securities lending was invested in this short-term investment.
[8]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All securities are valued by an independent pricing agent. Illiquid securities market value at September 30, 2011, amounted to the following:

Fund	Value	% of Net Assets
Bond	$44,860,978	2.2%
Global Bond	112,925	0.5%

1

Notes to Schedule of Portfolio Investments (continued)

[9]	Variable Rate Security: The rate listed is as of September 30, 2011 and is periodically reset subject to terms and conditions set forth in the debenture.
[1][0]

Convertible Bond: A corporate, usually a junior debenture that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Convertible bonds market value at September 30, 2011, amounted to the following:

Fund	Value	% of Net Assets
Bond	$34,116,737	1.7%
Global Bond	65,538	0.3%

[11]

Convertible Preferred Stock. A preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s common stock. Convertible Preferred Stocks at September 30, 2011 in the Bond Fund, amounted to $11,439,113, or 0.6% of net assets.

Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. As of September 30, 2011, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of September 30, 2011:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Special Equity Fund
Investments in Securities
Common Stocks [1]	$262,708,511	—	—	$262,708,511
Short-Term Investments	29,504,390	$1,999,647	—	31,504,037

Total Investments in Securities	$292,212,901	$1,999,647	—	$294,212,548

2

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
International Equity Fund
Investments in Securities
Common Stocks
Financials	$1,481,464	$14,302,208	—	$15,783,672
Consumer Discretionary	451,679	8,591,116	—	9,042,795
Materials	2,379,338	5,596,870	—	7,976,208
Industrials	—	7,551,255	—	7,551,255
Energy	1,932,152	4,822,413	—	6,754,565
Health Care	404,589	5,780,760	—	6,185,349
Consumer Staples	374,938	4,731,302	—	5,106,240
Information Technology	1,157,809	3,405,240	—	4,563,049
Telecommunication Services	347,769	3,955,567	—	4,303,336
Utilities	—	2,159,473	—	2,159,473
Other Investment Companies	869,440	—		869,440
Participatory Notes	—	120,823	—	120,823
Short-Term Investments	6,086,074	83,485	—	6,169,559

Total Investments in Securities	$15,485,252	$61,100,512	—	$76,585,764

Derivatives[4]
Equity Contracts	$13,115	—	—	$13,115
Foreign Exchange Contracts	—	$36,543	—	36,543

Total Derivatives	$13,115	$36,543	—	$49,658

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Emerging Markets Equity Fund
Investments in Securities
Common Stocks
Financials	$2,240,621	$6,429,565	—	$8,670,186
Energy	1,695,007	4,608,712	—	6,303,719
Information Technology	1,202,616	5,017,859	—	6,220,475
Materials	2,020,479	3,943,800	—	5,964,279
Consumer Discretionary	1,334,831	4,079,069	—	5,413,900
Telecommunication Services	1,235,135	1,409,433	—	2,644,568
Consumer Staples	701,235	1,899,307	—	2,600,542
Industrials	603,492	1,721,220	—	2,324,712
Utilities	179,416	612,044	—	791,460
Health Care	—	221,947	—	221,947
Other Equities	—	311,948	—	311,948
Short-Term Investments	3,333,840	88,593	—	3,422,433

Total Investments in Securities	$14,546,672	$30,343,497	—	$44,890,169

3

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Bond Fund
Investments in Securities
Corporate Bonds and Notes[2]	—	$1,431,065,821	—	$1,431,065,821
Foreign Government Obligations	—	128,336,801	—	128,336,801
Asset-Backed Securities	—	82,577,446	—	82,577,446
U.S. Government and Agency Obligations[3]	—	73,279,926	—	73,279,926
Municipal Bonds	—	31,381,588	—	31,381,588
Mortgage-Backed Securities	—	23,489,628	—	23,489,628
Preferred Stocks	$18,284,243	—	—	18,284,243
Common Stocks	10,297,706	—		10,297,706
Short-Term Investments	252,001,042	1,321,643	—	253,322,685

Total Investments in Securities	$280,582,991	$1,771,452,853	—	$2,052,035,844

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Global Bond Fund
Investments in Securities
Foreign Government Obligations	—	$13,116,593	—	$13,116,593
Corporate Bonds and Notes[2]	—	8,474,962	—	8,474,962
Asset-Backed Securities	—	972,091	—	972,091
U.S. Government Obligations[3]	—	837,576	—	837,576
Mortgage-Backed Securities	—	557,320	—	557,320
Municipal Bonds	—	118,488	—	118,488
Short-Term Investments	$674,057	30,436	—	704,493

Total Investments in Securities	$674,057	$24,107,466	—	$24,781,523

Derivatives[4]
Equity Contracts	$8,013	—	—	$8,013
Foreign Exchange Contracts	—	($53,968)	—	(53,968)

Total Derivatives	$8,013	($53,968)	—	($45,955)

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
[2]

All corporate bonds and notes held in the Fund are Level 2 securities. For a detailed break-out of the corporate bonds by major industry classification, please refer to the Schedule of Portfolio Investments.

[3]	All U.S. Government and Agency Obligations held in the Fund are Level 2.
[4]	Derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, are valued at the unrealized appreciation/ depreciation of the instrument.

4

Notes to Schedule of Portfolio Investments (continued)

Futures Contracts

International Equity and Global Bond entered into futures contracts, including futures contracts on global equity and fixed-income securities, interest rate futures contracts, foreign currency futures contracts and futures contracts on security indices (including broad-based security indices). The Funds purchased or sold futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts. International Equity had the following open futures contracts as of September 30, 2011 and the market value of cash pledged to cover margin requirements for the open futures positions at September 30, 2011 amounted to $3,554 and EUR 18,653:

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
DJ Euro Stoxx 50	Euro	5	Long	9/13/11	$13,115

Global Bond had the following open futures contracts as of September 30, 2011 and the market value of assets pledged to cover margin requirements for the open futures positions at September 30, 2011 amounted to $25,120:

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
US 5-Year Note - Dec 11	Euro	5	Short	12/30/11	($1,650)
US 10-Year Note - Dec 11	Euro	3	Short	12/20/11	(4,412)
US Long Bond - Dec 11	Euro	2	Long	12/20/11	14,075

				Total:	$8,013

Forward Foreign Currency Contracts

International Equity, Emerging Markets Equity, Bond and Global Bond invest in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds’ financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.

Open forward foreign currency exchange contracts (in U.S. Dollars) at September 30, 2011, for International Equity Fund, were as follows:

Foreign Currency	Position	Settlement Date	Counterparty	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
International Equity
Canadian Dollar	Short	11/15/2011	BNYM	$782,337	$739,708	$42,629
Canadian Dollar	Long	11/15/2011	BNYM	111,528	117,614	(6,086)

			Totals:	$893,865	$857,322	$36,543

5

Notes to Schedule of Portfolio Investments (continued)

Open forward foreign currency exchange contracts (in U.S. Dollars) at September 30, 2011, for Global Bond Fund, were as follows:

Foreign Currency	Position	Settlement Date	Counterparty	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Global Bond
Australian Dollar	Short	11/28/2011	CS	$321,141	$297,778	$23,363
Canadian Dollar	Short	12/7/2011	CS	266,066	247,732	18,334
Swiss Franc	Short	12/21/2011	MSC	68,160	66,314	1,846
Swedish Krona	Short	12/6/2011	CS	142,990	133,629	9,361
Pound Sterling	Short	12/28/2011	BRC	266,581	264,866	1,715
Malaysian Ringgit	Long	10/19/2011	FEB	266,033	274,681	(8,648)
New Turkish Lira	Long	11/2/2011	CS	214,112	229,292	(15,180)
South Korean Won	Long	12/12/2011	CS	143,723	157,743	(14,020)
South Korean Won	Long	12/12/2011	UBS	727,072	797,811	(70,739)

			Totals:	$2,415,878	$2,469,846	($53,968)

Investments Definitions and Abbreviations:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

AGM:	Assured Guaranty Municipal Corp

AMBAC:	American Municipal Bond Assurance Corp.

BHAC:	Berkshire Hathaway Assurance Corp.

EMTN:	European Medium Term Note

ESHA:	Extended Stay Hotels America

FHLB:	Federal Home Loan Bank

FHLMC:	Federal Home Loan Mortgage Corp.

FNMA:	Federal National Mortgage Association

GDIF:	Global Debt Insurance Facility

GMAC:	General Motors Acceptance Corporation

GMTN:	Global Multi-Currency Notes

MBIA:	MBIA Insurance Corp.

MTN:	Medium Term Notes

NATL-RE:	National Public Finance Guarantee Group

NVDR:	Non-Voting Depository Receipt

Reg S:	Regulation S is a series of rules that clarifies the position of the Securities and Exchange Commission (“SEC”) that securities offered and sold outside of the United States do not need to be registered with the SEC.

RSP:	Risparmio shares which are saving shares traded on the Italian Stock Exchange

USTB:	United States Treasury Bonds

USTN:	United States Treasury Notes

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies of par values other than the U.S. dollar (USD):

AUD:	Australian Dollar

BRL:	Brazilian Real

CAD:	Canadian Dollar

CHF:	Swiss Franc

COP:	Colombian Peso

DKK:	Danish Krone

EUR:	euro

GBP:	British Pound

IDR:	Indonesian Rupiah

INR:	Indian Rupee

JPY:	Japanese Yen

MXN:	Mexican Peso

MYR:	Malaysian Ringgit

NOK:	Norwegian Krone

NZD:	New Zealand Dollar

PHP:	Philippine Peso

PLN:	Polish Zloty

SGD:	Singapore Dollar

SEK:	Swedish Krona

UYU:	Uruguayan Peso

Counterparty Abbreviations:

BNYM:	Bank of New York Mellon

BRC:	Barclays Bank

CS:	Credit Suisse

FEB:	Foreign Exchange Broker

MSC:	Morgan Stanley

UBS:	UBS Securities

6

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: November 18, 2011

By:	/S/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date: November 18, 2011